Financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Financial risks
Schedule of currency exposure.

	December 31
	2022	2021
	$	$
Cash	54,242	15,810
Accounts receivable	921	1
Accounts payable	(7,425)	(2,920)
net exposure, in US dollars	47,738	12,891
Equivalent in Canadian dollars	64,656	16,342